Financial instruments (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Financial Instruments	Fair value of financial instruments

June 30, 2023	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investments carried at fair value	$1,213,718	$1,213,718	$1,149,505	$—	$64,213
Development loans and other receivables	98,313	91,547	—	91,547	—
Derivative instruments:
Commodity contracts for regulatory operations	139	139	—	139	—
Interest rate swaps designated as a hedge	65,711	65,711	—	65,711	—
Interest rate cap not designated as hedge	3,490	3,490	—	3,490	—
Congestion revenue rights not designated as hedge	7,757	7,757	—	—	7,757
Cross-currency swap designated as a net investment hedge	464	464	—	464	—
Total derivative instruments	77,561	77,561	—	69,804	7,757
Total financial assets	$1,389,592	$1,382,826	$1,149,505	$161,351	$71,970
Long-term debt	$8,083,147	$7,528,421	$2,716,700	$4,811,721	$—
Notes payable to related party	25,808	15,188	—	15,188	—
Convertible debentures	238	285	285	—	—
Preferred shares, Series C	12,067	11,943	—	11,943	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	64,370	64,370	—	—	64,370
Energy contracts not designated as hedge	11,515	11,515	—	—	11,515
Cross-currency swap designated as a net investment hedge	15,550	15,550	—	15,550	—
Cross-currency swap designated as a cash flow hedge	9,736	9,736	—	9,736	—
Commodity contracts for regulated operations	1,441	1,441	—	1,441	—
Total derivative instruments	102,612	102,612	—	26,727	75,885
Total financial liabilities	$8,223,872	$7,658,449	$2,716,985	$4,865,579	$75,885
21. Financial instruments (continued)
(a)Fair value of financial instruments (continued)

December 31, 2022	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investments carried at fair value	$1,344,207	$1,344,221	$1,270,138	$—	$74,083
Development loans and other receivables	53,680	50,300	—	50,300	—
Derivative instruments:
Energy contracts not designated as hedge	393	393	—	—	393
Interest rate swap designated as a hedge	69,188	69,188	—	69,188	—
Currency forward contract not designated as a hedge	2,659	2,659	—	2,659	—
Congestion revenue rights not designated as hedge	10,110	10,110	—	—	10,110
Cross-currency swap designated as a net investment hedge	1,267	1,267	—	1,267	—
Commodity contracts for regulated operations	283	283	—	283	—
Total derivative instruments	83,900	83,900	—	73,397	10,503
Total financial assets	$1,481,787	$1,478,421	$1,270,138	$123,697	$84,586
Long-term debt	$7,512,017	$6,699,031	$2,623,628	$4,075,403	—
Notes payable to related party	25,808	15,180	—	15,180	—
Convertible debentures	245	276	276	—	—
Preferred shares, Series C	12,072	11,675	—	11,675	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	120,284	120,284	—	—	120,284
Energy contracts not designated as hedge	8,617	8,617	—	—	8,617
Cross-currency swap designated as a net investment hedge	24,371	24,371	—	24,371	—
Cross-currency swap designated as a cash flow hedge	15,435	15,435	—	15,435	—
Commodity contracts for regulated operations	1,614	1,614	—	1,614	—
Total derivative instruments	170,321	170,321	—	41,420	128,901
Total financial liabilities	$7,720,463	$6,896,483	$2,623,904	$4,143,678	$128,901

Schedule of Long-Term Energy Derivative Contracts
The Company has sought to reduce the price risk on the expected future sale of power generation at the Sandy Ridge, Senate, Minonk, and Sugar Creek Wind Facilities by entering into the following long-term energy derivative contracts.

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)	Pay floating price (per MW-hr)
3,772,462	September 2030	$25.00	Illinois Hub
404,612	December 2028	$29.00	PJM Western HUB
1,707,551	December 2027	$22.00	NI HUB
1,471,065	December 2027	$36.00	ERCOT North HUB

Schedule of Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Consolidated Statement of Operations
The following table summarizes OCI attributable to derivative financial instruments designated as a cash flow hedge:

	Three months ended June 30		Six months ended June 30
	2023	2022	2023	2022
Effective portion of cash flow hedge	$29,949	$(20,298)	$52,435	$(81,852)
Amortization of cash flow hedge	(1,421)	(3,828)	(4,908)	(3,992)
Amounts reclassified from AOCI	7,893	11,247	6,759	14,079
OCI attributable to shareholders of AQN	$36,421	$(12,879)	$54,286	$(71,765)

Schedule of Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges
The effects on the unaudited interim consolidated statements of operations of derivative financial instruments not designated as hedges consist of the following:

	Three months ended June 30		Six months ended June 30
	2023	2022	2023	2022
Unrealized gain (loss) on derivative financial instruments:
Interest rate swaps	$—	$(4,680)	$—	$(4,680)
Energy derivative contracts	84	(2,352)	62	(3,103)
Commodity contracts	—	—	1,128	—
	$84	$(7,032)	$1,190	$(7,783)
Realized gain (loss) on derivative financial instruments:
Energy derivative contracts	(1,537)	(157)	(3,830)	149
	$(1,537)	$(157)	$(3,830)	$149
Loss on derivative financial instruments not accounted for as hedges	(1,453)	(7,189)	(2,640)	(7,634)
Amortization of AOCI gains frozen as a result of hedge dedesignation	997	1,054	1,994	1,750
	$(456)	$(6,135)	$(646)	$(5,884)
Unaudited interim consolidated statements of operations classification:
Gain (loss) on derivative financial instruments	$1,039	$(3,313)	$3,205	$(2,569)
Non-regulated energy sales	(1,495)	(2,822)	(3,851)	(3,315)
	$(456)	$(6,135)	$(646)	$(5,884)
21.Financial instruments (continued)
(c)Supplier financing programs
In the normal course of business, the Company enters into supplier financing programs under which the suppliers can voluntarily elect to sell their receivables. The Company agrees to pay, on the invoice maturity date, the stated amount of the invoices that the Company has confirmed through the execution of bills of exchange. The terms of the trade payable arrangement are consistent with customary industry practice and are not impacted by the supplier’s decision to sell amounts under these arrangements. As of June 30, 2023, accounts payable include confirmed invoices from designated suppliers of $63,328 (December 31, 2022 - $16,785).